Shareholder Report, Average Annual Return (Details) 74200010300_Franklin Income Fund_Advisor Class_TSR Annual {Advisor Class}		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
Advisor Class
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Advisor Class
Average Annual Return, Percent		6.70%	9.75%	7.59%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent		17.41%	15.74%	14.71%
Bloomberg U.S. Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
Blended 50% MSCI USA High Dividend Yield Index + 25% Bloomberg High Yield Very Liquid Index + 25% Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	[1]	Blended Benchmark†
Average Annual Return, Percent	[1]	5.60%	6.78%	7.49%

[1]
†	The Fund’s Blended Benchmark is comprised of 50% MSCI USA High Dividend Yield Index, 25% Bloomberg High Yield Very Liquid Index and 25% Bloomberg U.S. Aggregate Index.